Derivative Instruments and Hedging Activities - Commitment of Foreign Currency Forward Contracts (Detail)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 Norwegian Kroner [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner [Member] NOK	Jun. 30, 2013 Euro [Member] USD ($)	Jun. 30, 2013 Euro [Member] EUR (€)	Jun. 30, 2013 Canadian Dollar [Member] USD ($)	Jun. 30, 2013 Canadian Dollar [Member] CAD	Jun. 30, 2013 British Pound [Member] USD ($)	Jun. 30, 2013 British Pound [Member] GBP (£)
Derivative [Line Items]
Contract Amount in Foreign Currency			1,039,400,000		€ 2,000,000		10,500,000		£ 1,800,000
Average Forward Rate		5.97	5.97	0.75	0.75	1.03	1.03	0.63	0.63
Fair Value / Carrying Amount of Asset (Liability) Hedge Derivatives	(200,000)					(100,000)		(100,000)
Fair Value / Carrying Amount of Asset (Liability) Non-hedge Derivatives	(4,500,000)	(4,300,000)		(100,000)		(100,000)
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	121,900,000	106,100,000		2,700,000		10,200,000		2,900,000
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	$ 68,100,000	$ 68,100,000